U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 3, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: The Barrett Funds (the “Trust”)
File Nos.: 811-09035, 333-65225

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Barrett Growth Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is the approval of the reorganization of the Fund into a series of Trust for Professional Managers (the “Acquiring Fund”), a Delaware statutory trust (File Nos. 333-62298 and 811-10401).

The Acquiring Fund is, and will be immediately prior the closing of the proposed reorganization, a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Fund.  The registration statement for the Acquiring Fund is expected to become effective on February 12, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures